4. Debt (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Details
Notes payable - original issue discount	$ 225,000	$ 225,000	$ 400,000
Convertible notes payable	798,603	641,129	365,350
Test vehicle financing	47,396	61,811	77,075
Note payable - related party	237	237	22,910
Note payable - UPT minority owner	250,000	250,000	250,000
Total	1,321,236	1,178,177	1,115,335
Debt discount	(254,797)	(334,696)	(339,629)
Total	1,066,439	843,481	775,706
Less: current portion	(1,042,812)	(825,170)	(697,903)
Debt, long-term portion	$ 23,627	$ 18,311	$ 77,803